Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Statement of Stockholders' Equity [Abstract]
Controlling Interests	$ 299	$ (4,764)	$ (5,153)	$ (10,213)	$ (10,994)	$ (21,074)	$ (46,835)	$ (47,134)
Noncontrolling Interests	(92)	698	658	(2,200)	(7,650)	(7,037)	(8,983)	(8,891)
Net loss attributable to redeemable noncontrolling interest	(1,080)	12,063	20,501	29,621	42,200	73,384	(1,080)	0
Net loss	$ 1,287	$ (16,129)	$ (27,854)	$ (39,176)	$ (60,844)	$ (101,495)	$ (54,738)	$ (56,025)